Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Nov. 22, 2013	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
General and administrative expenses:
Compensation expense		$ (384)	$ (5,606)	$ (737)	$ (786)	$ (978)	$ (805)	$ (1,065)	$ (1,081)	$ (1,332)	$ (825)	$ (1,764)	$ (8,107)	$ (4,283)
Other		(2,486)	(357)	(312)	(625)	(342)	(361)	(367)	(569)	(510)	(2,949)	(967)	(1,636)	(1,807)
Operating loss		(2,814)	(5,963)	(1,049)	(1,411)	(1,320)	(1,166)	(1,432)	(1,650)	(1,842)	(3,618)	(2,731)	(9,743)	(6,090)
Other income (expense)		0	(4)	0	0	1	0	0	0	0	0	1	(3)	0
Loss from continuing operations before income taxes		(2,814)	(5,967)	(1,049)	(1,411)	(1,319)	(1,166)	(1,432)	(1,650)	(1,842)	(3,618)	(2,730)	(9,746)	(6,090)
Income tax provision (benefit)		0	0	0	0	0	0	0	0	0	0	0	0	0
Loss from continuing operations		(2,814)	(5,967)	(1,049)	(1,411)	(1,319)	(1,166)	(1,432)	(1,650)	(1,842)	(3,618)	(2,730)	(9,746)	(6,090)
Discontinued operations:
Loss from discontinued operations		0	(470)	(4,080)	(3,326)	(4,009)	(10,320)	(9,896)	(10,765)	(9,251)	0	(7,335)	(11,885)	(40,232)
Loss on disposal of plants	24,019		(24,019)	0	0	0	0	0	0	0			(24,019)	0
Income tax provision (benefit)		0	0	0	0	0	0	0	0	0	0	0	0	0
Loss from discontinued operations		0	(24,489)	(4,080)	(3,326)	(4,009)	(10,320)	(9,896)	(10,765)	(9,251)	0	(7,335)	(35,904)	(40,232)
Net loss		(2,814)	(30,456)	(5,129)	(4,737)	(5,328)	(11,486)	(11,328)	(12,415)	(11,093)	(3,618)	(10,065)	(45,650)	(46,322)
Less: Net loss from continuing operations attributable to the noncontrolling interest		64	875	137	183	172	149	189	244	280	157	355	1,375	852
Less: Net loss from discontinued operations attributable to the noncontrolling interest		0	3,593	531	430	521	1,314	1,309	1,589	1,405	0	951	5,067	5,627
Net loss attributable to BioFuel Energy Corp. common stockholders		(2,750)	(25,988)	(4,461)	(4,124)	(4,635)	(10,023)	(9,830)	(10,582)	(9,408)	(3,461)	(8,759)	(39,208)	(39,843)
Amounts attributable to BioFuel Energy Corp.:
Loss from continuing operations		(2,750)	(5,092)	(912)	(1,228)	(1,147)	(1,017)	(1,243)	(1,406)	(1,562)	(3,461)	(2,375)	(8,371)	(5,238)
Loss from discontinued operations		0	(20,896)	(3,549)	(2,896)	(3,488)	(9,006)	(8,587)	(9,176)	(7,846)	0	(6,384)	(30,837)	(34,605)
Net loss attributable to BioFuel Energy Corp.		$ (2,750)	$ (25,988)	$ (4,461)	$ (4,124)	$ (4,635)	$ (10,023)	$ (9,830)	$ (10,582)	$ (9,408)	$ (3,461)	$ (8,759)	$ (39,208)	$ (39,843)
Basic and fully diluted loss per share attributable to BioFuel Energy Corp.:
Continuing operations		$ (0.51)	$ (0.95)	$ (0.17)	$ (0.23)	$ (0.21)	$ (0.19)	$ (0.24)	$ (0.27)	$ (0.30)	$ (0.64)	$ (0.45)	$ (1.57)	$ (1.01)
Discontinued operations		$ 0	$ (3.88)	$ (0.67)	$ (0.54)	$ (0.66)	$ (1.70)	$ (1.64)	$ (1.78)	$ (1.53)	$ 0	$ (1.20)	$ (5.77)	$ (6.64)
Earnings Per Share, Basic and Diluted, Total		$ (0.51)	$ (4.83)	$ (0.84)	$ (0.77)	$ (0.87)	$ (1.89)	$ (1.88)	$ (2.05)	$ (1.83)	$ (0.64)	$ (1.65)	$ (7.34)	$ (7.65)
Weighted average shares outstanding - basic and fully diluted		5,443	5,387	5,342	5,342	5,308	5,300	5,224	5,167	5,140	5,443	5,325	5,345	5,208